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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        ECT INVESTMENTS, INC.
Address:     P.O. BOX 1792
             HOUSTON, TX  77251

13F File Number: 28-05377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    GARY J. HICKERSON
Phone:   713-853-7617

Signature, Place, and Date of Signing:

    /s/ GARY J. HICKERSON              HOUSTON, TEXAS         November 14, 2002
    ---------------------              --------------         -----------------
         [Signature]                   [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      0

Form 13F Information Table Value Total:     $0
                                        (thousands)

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
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                                                                               FORM 13F INFORMATION TABLE


            COLUMN 1      COLUMN 2       COLUMN 3   COLUMN 4   COLUMN 5         COLUMN 6          COLUMN 7        COLUMN 8
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                                                     VALUE    SHRS OR SH/    PUT/   INVESTMENT      OTHER       VOTING AUTHORITY
  NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  RN    CALL   DISCRETION    MANAGERS    SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY       0            DATA RECORDS         0
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